3. Significant Accounting Policies (Details - ASC 606 Revenue) (September 30, 2019) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Total revenue	$ 6,041,541	$ 5,480,241	$ 0	$ 19,614,935	$ 15,199,296	$ 0
In-person [Member]
Total revenue	2,586,965	2,202,443		8,887,366	6,068,081
In-person [Member] | Event Revenue [Member]
Total revenue	2,064,618	1,551,861		7,322,466	4,603,071
In-person [Member] | Food and Beverage Revenue [Member]
Total revenue	289,261	292,306		972,352	619,647
In-person [Member] | Ticket and Gaming Revenue [Member]
Total revenue	182,136	290,518		447,156	695,227
In-person [Member] | Merchandising Revenue [Member]
Total revenue	50,950	67,758		145,273	149,399
In-person [Member] | Other Revenue [Member]
Total revenue	0	0		119	737
Multiplatform Content [Member]
Total revenue	1,031,383	949,345		3,540,373	2,121,645
Multiplatform Content [Member] | Sponsorship Revenue [Member]
Total revenue	544,541	320,624		1,252,131	776,327
Multiplatform Content [Member] | Music Royalty Revenue [Member]
Total revenue	200,787	339,547		1,214,286	808,537
Multiplatform Content [Member] | Online Advertising Revenue [Member]
Total revenue	3,547	8,466		4,628	19,907
Multiplatform Content [Member] | Distribution Revenue [Member]
Total revenue	282,508	280,708		1,069,328	516,874
Interactive Product [Member]
Total revenue	2,423,193	2,328,453		7,187,196	7,009,570
Interactive Product [Member] | Virtual Product Revenue [Member]
Total revenue	925,411	1,056,376		2,773,769	2,473,043
Interactive Product [Member] | Social Gaming Revenue [Member]
Total revenue	152,317	0		397,065	661,863
Interactive Product [Member] | Other Revenue [Member]
Total revenue	15,376	0		72,259	72,887
Interactive Product [Member] | Licensing Revenue [Member]
Total revenue	16,872	0		198,481	50,398
Interactive Product [Member] | Subscription Revenue [Member]
Total revenue	1,313,217	1,272,077		3,745,622	3,751,379
Point in Time [Member]
Total revenue	4,711,452	4,208,164		15,670,832	11,397,519
Point in Time [Member] | In-person [Member] | Event Revenue [Member]
Total revenue	2,064,618	1,551,861		7,322,466	4,603,071
Point in Time [Member] | In-person [Member] | Food and Beverage Revenue [Member]
Total revenue	289,261	292,306		972,352	619,647
Point in Time [Member] | In-person [Member] | Ticket and Gaming Revenue [Member]
Total revenue	182,136	290,518		447,156	695,227
Point in Time [Member] | In-person [Member] | Merchandising Revenue [Member]
Total revenue	50,950	67,758		145,273	149,399
Point in Time [Member] | Multiplatform Content [Member] | Sponsorship Revenue [Member]
Total revenue	544,541	320,624		1,252,131	776,327
Point in Time [Member] | Multiplatform Content [Member] | Music Royalty Revenue [Member]
Total revenue	200,787	339,547		1,214,286	808,537
Point in Time [Member] | Multiplatform Content [Member] | Online Advertising Revenue [Member]
Total revenue	3,547	8,466		4,628	19,907
Point in Time [Member] | Multiplatform Content [Member] | Distribution Revenue [Member]
Total revenue	282,508	280,708		1,069,328	516,874
Point in Time [Member] | Interactive Product [Member] | Virtual Product Revenue [Member]
Total revenue	925,411	1,056,376		2,773,769	2,473,043
Point in Time [Member] | Interactive Product [Member] | Social Gaming Revenue [Member]
Total revenue	152,317	0		397,065	661,863
Point in Time [Member] | Interactive Product [Member] | Other Revenue [Member]
Total revenue	15,376	0		72,378	73,624
Over a Period of Time [Member]
Total revenue	1,330,089	1,272,077		3,944,103	3,801,777
Over a Period of Time [Member] | Interactive Product [Member] | Licensing Revenue [Member]
Total revenue	16,872	0		198,481	50,398
Over a Period of Time [Member] | Interactive Product [Member] | Subscription Revenue [Member]
Total revenue	$ 1,313,217	$ 1,272,077		$ 3,745,622	$ 3,751,379